Note 10 - Deferred Income Taxes (Details) - Reconcilation of Income Tax Expense (Benefit) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reconcilation of Income Tax Expense (Benefit) [Abstract]
Income tax provision calculated using the federal statutory income tax rate	$ (1,333)	$ 392
Permanent differences and other	12
Change in valuation allowance	$ 1,321	$ (392)